Offerings - Offering: 1	Jan. 05, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 211,453,274.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,373.50
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $32,373.50 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Assets Fund (File No. 005-92409) on August 1, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.